Shareholder Report	12 Months Ended		120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000206903
Shareholder Report [Line Items]
Fund Name	Alta Quality Growth Fund
Class Name	Institutional Class
Trading Symbol	AQLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Alta Quality Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=aqgf?. You can also request this information by contacting us at (800) 957-0681.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 957-0681
Additional Information Website	https://funddocs.filepoint.com/altacapital/?fund=aqgf?
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
Alta Quality Growth Fund - I	27.33%	10.07%	13.04%
Russell 1000® Growth Index	42.19%	19.74%	21.24%
S&P 500® Index	36.35%	15.98%	17.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 19, 2018
AssetsNet	$ 65,926,550	$ 65,926,550	$ 65,926,550
Holdings Count | Holding	30	30	30
Advisory Fees Paid, Amount	$ 254,861
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,926,550
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$254,861
Portfolio Turnover	27%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.3%
Materials	2.5%
Industrials	2.9%
Financials	4.5%
Communications	11.9%
Health Care	15.2%
Consumer Discretionary	18.4%
Technology	42.3%

C000206932
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Micro-Cap Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Micro-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$134	1.32%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.32%
Line Graph [Table Text Block]
	FullerThaler Behavioral Micro-Cap Equity Fund - Institutional	Russell 1000 Equal Weight Index Total Return	Russell Microcap® Index
Dec-2018	$10,000	$10,000	$10,001
Sep-2019	$10,850	$11,730	$10,879
Sep-2020	$9,344	$12,049	$11,362
Sep-2021	$18,161	$17,026	$18,301
Sep-2022	$12,373	$14,352	$13,276
Sep-2023	$13,658	$15,792	$13,097
Sep-2024	$14,166	$19,645	$16,322

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 28, 2018)
FullerThaler Behavioral Micro-Cap Equity Fund - Institutional	3.72%	5.48%	6.24%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	12.45%
Russell Microcap® Index	24.61%	8.45%	8.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 28, 2018
Material Change Date	Sep. 30, 2024
AssetsNet	$ 19,069,504	$ 19,069,504	$ 19,069,504
Holdings Count | Holding	64	64	64
Advisory Fees Paid, Amount	$ 120,663
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,069,504
Number of Portfolio Holdings	64
Advisory Fee (net of waivers)	$120,663
Portfolio Turnover	86%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Materials	2.0%
Real Estate	3.0%
Financials	5.1%
Consumer Staples	7.0%
Energy	7.5%
Communications	9.4%
Industrials	11.7%
Technology	14.1%
Health Care	14.9%
Consumer Discretionary	24.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000244274
Shareholder Report [Line Items]
Fund Name		FullerThaler Behavioral Mid-Cap Equity Fund
Class Name		Institutional Shares
Trading Symbol		FTHMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Equity Fund for the period of October 2, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number		(888) 912-4562
Additional Information Website		https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.80%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.80%
Line Graph [Table Text Block]
	FullerThaler Behavioral Mid-Cap Equity Fund - Institutional	Russell 1000 Equal Weight Index Total Return	Russell Midcap® Index
Oct-2023	$10,000	$10,000	$10,000
Sep-2024	$12,813	$12,638	$13,092

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (October 2, 2023)
FullerThaler Behavioral Mid-Cap Equity Fund - Institutional	28.13%
Russell 1000 Equal Weight Index Total Return	26.38%
Russell Midcap® Index	30.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Oct. 02, 2023
Material Change Date		Sep. 30, 2024
AssetsNet	$ 65,395,275	$ 65,395,275	$ 65,395,275
Holdings Count | Holding	90	90	90
Advisory Fees Paid, Amount		$ 32,730
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,395,275
Number of Portfolio Holdings	90
Advisory Fee (net of waivers)	$32,730
Portfolio Turnover	13%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Utilities	0.4%
Communications	2.3%
Real Estate	2.8%
Energy	5.7%
Consumer Staples	6.1%
Materials	7.9%
Financials	8.0%
Health Care	13.7%
Technology	14.1%
Consumer Discretionary	17.2%
Industrials	19.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000206947
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	A Shares
Trading Symbol	FTVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$136	1.20%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.20%
Line Graph [Table Text Block]
	FullerThaler Behavioral Mid-Cap Value Fund - A	Russell 1000 Equal Weight Index Total Return	Russell Midcap® Value Index
Mar-2022	$9,425	$10,000	$10,000
Sep-2022	$8,324	$8,412	$8,496
Sep-2023	$8,865	$9,255	$9,434
Sep-2024	$11,291	$11,514	$12,172

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 10, 2022)
FullerThaler Behavioral Mid-Cap Value Fund - A	27.37%	7.32%
Russell 1000 Equal Weight Index Total Return	24.40%	5.66%
Russell Midcap® Value Index	29.01%	7.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Mar. 10, 2022
AssetsNet	$ 365,196,895	$ 365,196,895	$ 365,196,895
Holdings Count | Holding	60	60	60
Advisory Fees Paid, Amount	$ 2,154,619
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$365,196,895
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$2,154,619
Portfolio Turnover	33%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Consumer Discretionary	2.7%
Collateral for Securities Loaned	3.0%
Energy	3.4%
Utilities	4.5%
Health Care	4.9%
Consumer Staples	5.7%
Real Estate	7.6%
Materials	12.7%
Industrials	15.1%
Technology	15.1%
Financials	21.9%

Material Fund Change [Text Block]

Material Fund Changes

 FullerThaler has agreed to contractually waive its management fee of 0.75% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the

Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

C000225339
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	C Shares
Trading Symbol	FTVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$193	1.70%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.70%
Line Graph [Table Text Block]
	FullerThaler Behavioral Mid-Cap Value Fund - C	Russell 1000 Equal Weight Index Total Return	Russell Midcap® Value Index
Mar-2022	$10,000	$10,000	$10,000
Sep-2022	$8,806	$8,412	$8,496
Sep-2023	$9,329	$9,255	$9,434
Sep-2024	$11,822	$11,514	$12,172

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 10, 2022)
FullerThaler Behavioral Mid-Cap Value Fund - C	26.72%	6.76%
Russell 1000 Equal Weight Index Total Return	24.40%	5.66%
Russell Midcap® Value Index	29.01%	7.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Mar. 10, 2022
AssetsNet	$ 365,196,895	$ 365,196,895	$ 365,196,895
Holdings Count | Holding	60	60	60
Advisory Fees Paid, Amount	$ 2,154,619
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$365,196,895
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$2,154,619
Portfolio Turnover	33%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Consumer Discretionary	2.7%
Collateral for Securities Loaned	3.0%
Energy	3.4%
Utilities	4.5%
Health Care	4.9%
Consumer Staples	5.7%
Real Estate	7.6%
Materials	12.7%
Industrials	15.1%
Technology	15.1%
Financials	21.9%

Material Fund Change [Text Block]

Material Fund Changes

 FullerThaler has agreed to contractually waive its management fee of 0.75% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the

Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

C000196718
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	FTVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	FullerThaler Behavioral Mid-Cap Value Fund - Institutional	Russell 1000 Equal Weight Index Total Return	Russell Midcap® Value Index
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$10,280	$10,814	$10,344
Sep-2019	$10,803	$10,632	$10,510
Sep-2020	$9,667	$10,922	$9,743
Sep-2021	$14,804	$15,433	$13,873
Sep-2022	$13,767	$13,009	$11,993
Sep-2023	$14,709	$14,314	$13,317
Sep-2024	$18,807	$17,807	$17,181

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Mid-Cap Value Fund - Institutional	27.86%	11.73%	9.77%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	8.89%
Russell Midcap® Value Index	29.01%	10.33%	8.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 21, 2017
AssetsNet	$ 365,196,895	$ 365,196,895	$ 365,196,895
Holdings Count | Holding	60	60	60
Advisory Fees Paid, Amount	$ 2,154,619
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$365,196,895
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$2,154,619
Portfolio Turnover	33%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Consumer Discretionary	2.7%
Collateral for Securities Loaned	3.0%
Energy	3.4%
Utilities	4.5%
Health Care	4.9%
Consumer Staples	5.7%
Real Estate	7.6%
Materials	12.7%
Industrials	15.1%
Technology	15.1%
Financials	21.9%

Material Fund Change [Text Block]

Material Fund Changes

 FullerThaler has agreed to contractually waive its management fee of 0.75% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the

Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

Effective January 29, 2024, FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 0.79% for the Institutional Shares of the Fund’s average daily net assets through January 31, 2025. Prior to January 29, 2024, the Fund’s total annual operating expense were contractually limited to 0.90% for the Institutional Shares.

C000196717
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	Investor Shares
Trading Symbol	FTVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$131	1.15%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.15%
Line Graph [Table Text Block]
	FullerThaler Behavioral Mid-Cap Value Fund - Investor	Russell 1000 Equal Weight Index Total Return	Russell Midcap® Value Index
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$10,250	$10,814	$10,344
Sep-2019	$10,747	$10,632	$10,510
Sep-2020	$9,594	$10,922	$9,743
Sep-2021	$14,651	$15,433	$13,873
Sep-2022	$13,592	$13,009	$11,993
Sep-2023	$14,479	$14,314	$13,317
Sep-2024	$18,452	$17,807	$17,181

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Mid-Cap Value Fund - Investor	27.44%	11.42%	9.46%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	8.89%
Russell Midcap® Value Index	29.01%	10.33%	8.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 21, 2017
AssetsNet	$ 365,196,895	$ 365,196,895	$ 365,196,895
Holdings Count | Holding	60	60	60
Advisory Fees Paid, Amount	$ 2,154,619
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$365,196,895
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$2,154,619
Portfolio Turnover	33%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Consumer Discretionary	2.7%
Collateral for Securities Loaned	3.0%
Energy	3.4%
Utilities	4.5%
Health Care	4.9%
Consumer Staples	5.7%
Real Estate	7.6%
Materials	12.7%
Industrials	15.1%
Technology	15.1%
Financials	21.9%

Material Fund Change [Text Block]

Material Fund Changes

 FullerThaler has agreed to contractually waive its management fee of 0.75% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the

Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

C000196719
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	R6 Shares
Trading Symbol	FTVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$81	0.71%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.71%
Line Graph [Table Text Block]
	FullerThaler Behavioral Mid-Cap Value Fund - R6	Russell 1000 Equal Weight Index Total Return	Russell Midcap® Value Index
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$10,280	$10,814	$10,344
Sep-2019	$10,818	$10,632	$10,510
Sep-2020	$9,691	$10,922	$9,743
Sep-2021	$14,854	$15,433	$13,873
Sep-2022	$13,830	$13,009	$11,993
Sep-2023	$14,790	$14,314	$13,317
Sep-2024	$18,931	$17,807	$17,181

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Mid-Cap Value Fund - R6	28.00%	11.84%	9.88%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	8.89%
Russell Midcap® Value Index	29.01%	10.33%	8.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 21, 2017
AssetsNet	$ 365,196,895	$ 365,196,895	$ 365,196,895
Holdings Count | Holding	60	60	60
Advisory Fees Paid, Amount	$ 2,154,619
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$365,196,895
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$2,154,619
Portfolio Turnover	33%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Consumer Discretionary	2.7%
Collateral for Securities Loaned	3.0%
Energy	3.4%
Utilities	4.5%
Health Care	4.9%
Consumer Staples	5.7%
Real Estate	7.6%
Materials	12.7%
Industrials	15.1%
Technology	15.1%
Financials	21.9%

Material Fund Change [Text Block]

Material Fund Changes

 FullerThaler has agreed to contractually waive its management fee of 0.75% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the

Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

Effective January 29, 2024, FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 0.69% for the R6 Shares, of the Fund’s average daily net assets through January 31, 2025. Prior to January 29, 2024, the Fund’s total annual operating expenses were contractually limited to 0.75% for the R6 Shares.

C000206944
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	A Shares
Trading Symbol	FTHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$122	1.04%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.04%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Equity Fund - A	Russell 1000 Equal Weight Index Total Return	Russell 2000® Total Return Index
Dec-2018	$9,425	$10,000	$10,000
Sep-2019	$11,244	$11,602	$11,422
Sep-2020	$10,984	$11,918	$11,467
Sep-2021	$16,344	$16,841	$16,934
Sep-2022	$14,521	$14,196	$12,955
Sep-2023	$17,235	$15,620	$14,112
Sep-2024	$23,330	$19,432	$17,889

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small-Cap Equity Fund - A	35.36%	15.72%	16.97%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	12.18%
Russell 2000® Total Return Index	26.76%	9.39%	10.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 19, 2018
Material Change Date	Sep. 30, 2024
AssetsNet	$ 10,391,676,636	$ 10,391,676,636	$ 10,391,676,636
Holdings Count | Holding	125	125	125
Advisory Fees Paid, Amount	$ 51,828,969
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,391,676,636
Number of Portfolio Holdings	125
Advisory Fee	$51,828,969
Portfolio Turnover	41%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Utilities	0.1%
Collateral for Securities Loaned	0.8%
Real Estate	1.3%
Consumer Staples	2.4%
Money Market Funds	2.5%
Communications	2.5%
Energy	4.3%
Materials	8.0%
Health Care	10.4%
Consumer Discretionary	10.8%
Technology	11.4%
Financials	13.9%
Industrials	30.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000206943
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	C Shares
Trading Symbol	FTYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$191	1.63%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.63%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small Cap Eq - C	Russell 1000 Equal Weight Index Total Return	Russell 2000® Total Return Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$11,872	$11,602	$11,422
Sep-2020	$11,522	$11,918	$11,467
Sep-2021	$17,050	$16,841	$16,934
Sep-2022	$15,054	$14,196	$12,955
Sep-2023	$17,760	$15,620	$14,112
Sep-2024	$23,904	$19,432	$17,889

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small Cap Eq - C	34.59%	15.02%	16.27%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	12.18%
Russell 2000® Total Return Index	26.76%	9.39%	10.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 19, 2018
Material Change Date	Sep. 30, 2024
AssetsNet	$ 10,391,676,636	$ 10,391,676,636	$ 10,391,676,636
Holdings Count | Holding	125	125	125
Advisory Fees Paid, Amount	$ 51,828,969
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,391,676,636
Number of Portfolio Holdings	125
Advisory Fee	$51,828,969
Portfolio Turnover	41%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Utilities	0.1%
Collateral for Securities Loaned	0.8%
Real Estate	1.3%
Consumer Staples	2.4%
Money Market Funds	2.5%
Communications	2.5%
Energy	4.3%
Materials	8.0%
Health Care	10.4%
Consumer Discretionary	10.8%
Technology	11.4%
Financials	13.9%
Industrials	30.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000161067
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.76%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.76%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Equity Fund - Institutional	Russell 2000® Total Return Index	Russell 1000 Equal Weight Index Total Return
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,062	$10,125	$9,592
Sep-2016	$11,658	$11,691	$11,207
Sep-2017	$14,945	$14,115	$12,821
Sep-2018	$16,528	$16,266	$14,642
Sep-2019	$15,758	$14,820	$14,397
Sep-2020	$15,425	$14,878	$14,789
Sep-2021	$23,020	$21,972	$20,897
Sep-2022	$20,510	$16,809	$17,616
Sep-2023	$24,413	$18,310	$19,382
Sep-2024	$33,141	$23,210	$24,112

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
FullerThaler Behavioral Small-Cap Equity Fund - Institutional	35.75%	16.03%	12.73%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	9.20%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Material Change Date	Sep. 30, 2024
AssetsNet	$ 10,391,676,636	$ 10,391,676,636	$ 10,391,676,636
Holdings Count | Holding	125	125	125
Advisory Fees Paid, Amount	$ 51,828,969
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,391,676,636
Number of Portfolio Holdings	125
Advisory Fee	$51,828,969
Portfolio Turnover	41%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Utilities	0.1%
Collateral for Securities Loaned	0.8%
Real Estate	1.3%
Consumer Staples	2.4%
Money Market Funds	2.5%
Communications	2.5%
Energy	4.3%
Materials	8.0%
Health Care	10.4%
Consumer Discretionary	10.8%
Technology	11.4%
Financials	13.9%
Industrials	30.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000161065
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	Investor Shares
Trading Symbol	FTHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$124	1.05%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.05%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Equity Fund - Investor	Russell 2000® Total Return Index	Russell 1000 Equal Weight Index Total Return
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,044	$10,125	$9,592
Sep-2016	$11,625	$11,691	$11,207
Sep-2017	$14,876	$14,115	$12,821
Sep-2018	$16,416	$16,266	$14,642
Sep-2019	$15,614	$14,820	$14,397
Sep-2020	$15,238	$14,878	$14,789
Sep-2021	$22,674	$21,972	$20,897
Sep-2022	$20,146	$16,809	$17,616
Sep-2023	$23,903	$18,310	$19,382
Sep-2024	$32,356	$23,210	$24,112

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
FullerThaler Behavioral Small-Cap Equity Fund - Investor	35.36%	15.69%	12.46%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	9.20%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Material Change Date	Sep. 30, 2024
AssetsNet	$ 10,391,676,636	$ 10,391,676,636	$ 10,391,676,636
Holdings Count | Holding	125	125	125
Advisory Fees Paid, Amount	$ 51,828,969
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,391,676,636
Number of Portfolio Holdings	125
Advisory Fee	$51,828,969
Portfolio Turnover	41%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Utilities	0.1%
Collateral for Securities Loaned	0.8%
Real Estate	1.3%
Consumer Staples	2.4%
Money Market Funds	2.5%
Communications	2.5%
Energy	4.3%
Materials	8.0%
Health Care	10.4%
Consumer Discretionary	10.8%
Technology	11.4%
Financials	13.9%
Industrials	30.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000161066
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	R6 Shares
Trading Symbol	FTHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$74	0.63%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Equity Fund - R6	Russell 2000® Total Return Index	Russell 1000 Equal Weight Index Total Return
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,075	$10,125	$9,592
Sep-2016	$11,700	$11,691	$11,207
Sep-2017	$15,018	$14,115	$12,821
Sep-2018	$16,622	$16,266	$14,642
Sep-2019	$15,868	$14,820	$14,397
Sep-2020	$15,548	$14,878	$14,789
Sep-2021	$23,225	$21,972	$20,897
Sep-2022	$20,714	$16,809	$17,616
Sep-2023	$24,682	$18,310	$19,382
Sep-2024	$33,544	$23,210	$24,112

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
FullerThaler Behavioral Small-Cap Equity Fund - R6	35.90%	16.15%	12.87%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	9.20%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Material Change Date	Sep. 30, 2024
AssetsNet	$ 10,391,676,636	$ 10,391,676,636	$ 10,391,676,636
Holdings Count | Holding	125	125	125
Advisory Fees Paid, Amount	$ 51,828,969
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,391,676,636
Number of Portfolio Holdings	125
Advisory Fee	$51,828,969
Portfolio Turnover	41%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Utilities	0.1%
Collateral for Securities Loaned	0.8%
Real Estate	1.3%
Consumer Staples	2.4%
Money Market Funds	2.5%
Communications	2.5%
Energy	4.3%
Materials	8.0%
Health Care	10.4%
Consumer Discretionary	10.8%
Technology	11.4%
Financials	13.9%
Industrials	30.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000206945
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	A Shares
Trading Symbol	FTXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$154	1.30%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.30%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Growth Fund - A	Russell 1000 Equal Weight Index Total Return	Russell 2000® Growth Index
Dec-2018	$9,423	$10,000	$10,000
Sep-2019	$10,385	$11,602	$11,589
Sep-2020	$13,386	$11,918	$13,410
Sep-2021	$20,827	$16,841	$17,871
Sep-2022	$14,833	$14,196	$12,640
Sep-2023	$18,088	$15,620	$13,852
Sep-2024	$24,744	$19,432	$17,684

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small-Cap Growth Fund - A	36.80%	18.96%	18.18%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	12.18%
Russell 2000® Growth Index	27.66%	8.82%	10.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 19, 2018
Material Change Date	Sep. 30, 2024
AssetsNet	$ 1,917,713,533	$ 1,917,713,533	$ 1,917,713,533
Holdings Count | Holding	59	59	59
Advisory Fees Paid, Amount	$ 7,465,300
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,917,713,533
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$7,465,300
Portfolio Turnover	82%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Energy	1.3%
Communications	1.4%
Financials	1.7%
Collateral for Securities Loaned	1.7%
Materials	2.0%
Consumer Staples	9.9%
Industrials	10.0%
Health Care	15.4%
Consumer Discretionary	24.5%
Technology	31.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000206946
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	C Shares
Trading Symbol	FTXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$212	1.80%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.80%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Growth Fund - C	Russell 1000 Equal Weight Index Total Return	Russell 2000® Growth Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$10,980	$11,602	$11,589
Sep-2020	$14,089	$11,918	$13,410
Sep-2021	$21,807	$16,841	$17,871
Sep-2022	$15,457	$14,196	$12,640
Sep-2023	$18,752	$15,620	$13,852
Sep-2024	$25,522	$19,432	$17,684

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 19, 2018)
FullerThaler Behavioral Small-Cap Growth Fund - C	36.10%	18.38%	17.60%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	12.18%
Russell 2000® Growth Index	27.66%	8.82%	10.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 19, 2018
Material Change Date	Sep. 30, 2024
AssetsNet	$ 1,917,713,533	$ 1,917,713,533	$ 1,917,713,533
Holdings Count | Holding	59	59	59
Advisory Fees Paid, Amount	$ 7,465,300
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,917,713,533
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$7,465,300
Portfolio Turnover	82%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Energy	1.3%
Communications	1.4%
Financials	1.7%
Collateral for Securities Loaned	1.7%
Materials	2.0%
Consumer Staples	9.9%
Industrials	10.0%
Health Care	15.4%
Consumer Discretionary	24.5%
Technology	31.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000196715
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	FTXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$114	0.96%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.96%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Growth Fund - Institutional	Russell 1000 Equal Weight Index Total Return	Russell 2000® Growth Index
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$13,465	$10,814	$11,520
Sep-2019	$10,845	$10,632	$10,410
Sep-2020	$14,030	$10,922	$12,046
Sep-2021	$21,895	$15,433	$16,053
Sep-2022	$15,639	$13,009	$11,354
Sep-2023	$19,138	$14,314	$12,443
Sep-2024	$26,266	$17,807	$15,885

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Small-Cap Growth Fund - Institutional	37.24%	19.35%	15.32%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	8.89%
Russell 2000® Growth Index	27.66%	8.82%	7.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 21, 2017
Material Change Date	Sep. 30, 2024
AssetsNet	$ 1,917,713,533	$ 1,917,713,533	$ 1,917,713,533
Holdings Count | Holding	59	59	59
Advisory Fees Paid, Amount	$ 7,465,300
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,917,713,533
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$7,465,300
Portfolio Turnover	82%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Energy	1.3%
Communications	1.4%
Financials	1.7%
Collateral for Securities Loaned	1.7%
Materials	2.0%
Consumer Staples	9.9%
Industrials	10.0%
Health Care	15.4%
Consumer Discretionary	24.5%
Technology	31.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000196714
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	FTXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$148	1.25%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.25%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Growth Fund - Investor	Russell 2000® Growth Index	Russell 1000 Equal Weight Index Total Return
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$13,440	$11,520	$10,814
Sep-2019	$10,800	$10,410	$10,632
Sep-2020	$13,930	$12,046	$10,922
Sep-2021	$21,680	$16,053	$15,433
Sep-2022	$15,450	$11,354	$13,009
Sep-2023	$18,850	$12,443	$14,314
Sep-2024	$25,796	$15,885	$17,807

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Small-Cap Growth Fund - Investor	36.85%	19.02%	15.01%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	8.89%
Russell 2000® Growth Index	27.66%	8.82%	7.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 21, 2017
Material Change Date	Sep. 30, 2024
AssetsNet	$ 1,917,713,533	$ 1,917,713,533	$ 1,917,713,533
Holdings Count | Holding	59	59	59
Advisory Fees Paid, Amount	$ 7,465,300
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,917,713,533
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$7,465,300
Portfolio Turnover	82%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Energy	1.3%
Communications	1.4%
Financials	1.7%
Collateral for Securities Loaned	1.7%
Materials	2.0%
Consumer Staples	9.9%
Industrials	10.0%
Health Care	15.4%
Consumer Discretionary	24.5%
Technology	31.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000196716
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	R6 Shares
Trading Symbol	FTXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$102	0.86%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.86%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Cap Growth Fund - R6	Russell 2000® Growth Index	Russell 1000 Equal Weight Index Total Return
Dec-2017	$10,000	$10,000	$10,000
Sep-2018	$13,475	$11,520	$10,814
Sep-2019	$10,865	$10,410	$10,632
Sep-2020	$14,060	$12,046	$10,922
Sep-2021	$21,960	$16,053	$15,433
Sep-2022	$15,706	$11,354	$13,009
Sep-2023	$19,233	$12,443	$14,314
Sep-2024	$26,420	$15,885	$17,807

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 21, 2017)
FullerThaler Behavioral Small-Cap Growth Fund - R6	37.37%	19.45%	15.42%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	8.89%
Russell 2000® Growth Index	27.66%	8.82%	7.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 21, 2017
Material Change Date	Sep. 30, 2024
AssetsNet	$ 1,917,713,533	$ 1,917,713,533	$ 1,917,713,533
Holdings Count | Holding	59	59	59
Advisory Fees Paid, Amount	$ 7,465,300
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,917,713,533
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$7,465,300
Portfolio Turnover	82%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Energy	1.3%
Communications	1.4%
Financials	1.7%
Collateral for Securities Loaned	1.7%
Materials	2.0%
Consumer Staples	9.9%
Industrials	10.0%
Health Care	15.4%
Consumer Discretionary	24.5%
Technology	31.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000206937
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small–Mid Core Equity Fund
Class Name	A Shares
Trading Symbol	FTSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$143	1.26%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.26%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Mid Core Equity Fund - A	Russell 1000 Equal Weight Index Total Return	Russell 2500® Index
Mar-2022	$9,424	$10,000	$10,000
Sep-2022	$7,663	$8,412	$8,399
Sep-2023	$9,058	$9,255	$9,347
Sep-2024	$11,542	$11,514	$11,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 10, 2022)
FullerThaler Behavioral Small-Mid Core Equity Fund - A	27.43%	8.24%
Russell 1000 Equal Weight Index Total Return	24.40%	5.66%
Russell 2500® Index	26.17%	6.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Mar. 10, 2022
AssetsNet	$ 122,137,436	$ 122,137,436	$ 122,137,436
Holdings Count | Holding	58	58	58
Advisory Fees Paid, Amount	$ 353,956
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$122,137,436
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$353,956
Portfolio Turnover	19%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Utilities	0.2%
Communications	1.0%
Energy	2.9%
Consumer Staples	7.5%
Health Care	8.8%
Industrials	8.9%
Materials	9.0%
Consumer Discretionary	9.1%
Real Estate	11.7%
Financials	17.7%
Technology	19.8%

Material Fund Change [Text Block]

Material Fund Changes

FullerThaler has agreed to contractually waive its management fee of 0.80% for all share classes of the Small-Mid Core Equity Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

C000206938
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small–Mid Core Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	FullerThaler Behavioral Small-Mid Core Equity Fund - Institu	Russell 1000 Equal Weight Index Total Return	Russell 2500® Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$11,980	$11,797	$11,960
Sep-2020	$12,055	$12,118	$12,226
Sep-2021	$18,457	$17,124	$17,731
Sep-2022	$14,373	$14,435	$13,988
Sep-2023	$17,047	$15,882	$15,567
Sep-2024	$21,803	$19,758	$19,640

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 26, 2018)
FullerThaler Behavioral Small-Mid Core Equity Fund - Institu	27.90%	12.72%	14.49%
Russell 1000 Equal Weight Index Total Return	24.40%	10.87%	12.55%
Russell 2500® Index	26.17%	10.43%	12.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 26, 2018
AssetsNet	$ 122,137,436	$ 122,137,436	$ 122,137,436
Holdings Count | Holding	58	58	58
Advisory Fees Paid, Amount	$ 353,956
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$122,137,436
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$353,956
Portfolio Turnover	19%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Utilities	0.2%
Communications	1.0%
Energy	2.9%
Consumer Staples	7.5%
Health Care	8.8%
Industrials	8.9%
Materials	9.0%
Consumer Discretionary	9.1%
Real Estate	11.7%
Financials	17.7%
Technology	19.8%

Material Fund Change [Text Block]

Material Fund Changes

FullerThaler has agreed to contractually waive its management fee of 0.80% for all share classes of the Small-Mid Core Equity Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025.

Effective January 29, 2024, FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 0.87% for the Institutional Shares of the Fund’s average daily net assets through January 31, 2025. Prior to January 29, 2024, the Fund’s total annual operating expense were contractually limited to 0.93% for the Institutional Shares.

C000206942
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	A Shares
Trading Symbol	FTZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$157	1.30%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.30%
Line Graph [Table Text Block]
	FullerThaler Behavioral Unconstrained Equity Fund - A	Russell 3000® Total Return Index	Russell Midcap® Index
May-2021	$9,426	$10,000	$10,000
Sep-2021	$9,481	$10,245	$10,066
Sep-2022	$7,327	$8,439	$8,114
Sep-2023	$8,862	$10,166	$9,205
Sep-2024	$12,565	$13,744	$11,904

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 27, 2021)
FullerThaler Behavioral Unconstrained Equity Fund - A	41.79%	8.97%
Russell 3000® Total Return Index	35.19%	9.97%
Russell Midcap® Index	29.33%	5.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			May 27, 2021
Material Change Date	Sep. 30, 2024
AssetsNet	$ 114,093,356	$ 114,093,356	$ 114,093,356
Holdings Count | Holding	25	25	25
Advisory Fees Paid, Amount	$ 495,419
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$114,093,356
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$495,419
Portfolio Turnover	19%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Communications	2.7%
Materials	3.6%
Consumer Staples	9.0%
Health Care	10.7%
Financials	12.0%
Industrials	18.2%
Technology	18.5%
Consumer Discretionary	23.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000225342
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	C Shares
Trading Symbol	FTZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$218	1.80%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.80%
Line Graph [Table Text Block]
	FullerThaler Behavioral Unconstrained Equity Fund - C	Russell 3000® Total Return Index	Russell Midcap® Index
May-2021	$10,000	$10,000	$10,000
Sep-2021	$10,042	$10,245	$10,066
Sep-2022	$7,710	$8,439	$8,114
Sep-2023	$9,293	$10,166	$9,205
Sep-2024	$13,169	$13,744	$11,904

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 27, 2021)
FullerThaler Behavioral Unconstrained Equity Fund - C	41.71%	8.58%
Russell 3000® Total Return Index	35.19%	9.97%
Russell Midcap® Index	29.33%	5.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			May 27, 2021
Material Change Date	Sep. 30, 2024
AssetsNet	$ 114,093,356	$ 114,093,356	$ 114,093,356
Holdings Count | Holding	25	25	25
Advisory Fees Paid, Amount	$ 495,419
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$114,093,356
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$495,419
Portfolio Turnover	19%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Communications	2.7%
Materials	3.6%
Consumer Staples	9.0%
Health Care	10.7%
Financials	12.0%
Industrials	18.2%
Technology	18.5%
Consumer Discretionary	23.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000206939
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	0.97%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.97%
Line Graph [Table Text Block]
	FullerThaler Behavioral Unconstrained Equity Fund - Institut	Russell 3000® Total Return Index	Russell Midcap® Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$12,905	$12,206	$12,384
Sep-2020	$13,820	$14,037	$12,948
Sep-2021	$19,196	$18,511	$17,882
Sep-2022	$14,887	$15,248	$14,414
Sep-2023	$18,049	$18,368	$16,352
Sep-2024	$25,631	$24,832	$21,148

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 26, 2018)
FullerThaler Behavioral Unconstrained Equity Fund - Institut	42.01%	14.71%	17.75%
Russell 3000® Total Return Index	35.19%	15.26%	17.10%
Russell Midcap® Index	29.33%	11.30%	13.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 26, 2018
Material Change Date	Sep. 30, 2024
AssetsNet	$ 114,093,356	$ 114,093,356	$ 114,093,356
Holdings Count | Holding	25	25	25
Advisory Fees Paid, Amount	$ 495,419
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$114,093,356
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$495,419
Portfolio Turnover	19%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Communications	2.7%
Materials	3.6%
Consumer Staples	9.0%
Health Care	10.7%
Financials	12.0%
Industrials	18.2%
Technology	18.5%
Consumer Discretionary	23.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000206941
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	R6 Shares
Trading Symbol	FTZFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$105	0.87%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	FullerThaler Behavioral Unconstrained Equity Fund - R6	Russell 3000® Total Return Index	Russell Midcap® Index
Dec-2018	$10,000	$10,000	$10,000
Sep-2019	$12,915	$12,206	$12,384
Sep-2020	$13,848	$14,037	$12,948
Sep-2021	$19,250	$18,511	$17,882
Sep-2022	$14,946	$15,248	$14,414
Sep-2023	$18,132	$18,368	$16,352
Sep-2024	$25,744	$24,832	$21,148

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 26, 2018)
FullerThaler Behavioral Unconstrained Equity Fund - R6	41.98%	14.79%	17.84%
Russell 3000® Total Return Index	35.19%	15.26%	17.10%
Russell Midcap® Index	29.33%	11.30%	13.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 26, 2018
Material Change Date	Sep. 30, 2024
AssetsNet	$ 114,093,356	$ 114,093,356	$ 114,093,356
Holdings Count | Holding	25	25	25
Advisory Fees Paid, Amount	$ 495,419
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$114,093,356
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$495,419
Portfolio Turnover	19%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Communications	2.7%
Materials	3.6%
Consumer Staples	9.0%
Health Care	10.7%
Financials	12.0%
Industrials	18.2%
Technology	18.5%
Consumer Discretionary	23.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000211210
Shareholder Report [Line Items]
Fund Name	Guardian Capital Dividend Growth Fund
Class Name	Institutional Class
Trading Symbol	DIVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Guardian Capital Dividend Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=gdgf?file=Guardian_DG_Fund_Summary.pdf. You can also request this information by contacting us at (800) 957-0681.
Additional Information Phone Number	(800) 957-0681
Additional Information Website	https://funddocs.filepoint.com/altacapital/?fund=gdgf?file=Guardian_DG_Fund_Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2019)
Guardian Capital Dividend Growth Fund - I	30.99%	11.57%	12.04%
MSCI World Index	32.43%	13.04%	12.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			May 01, 2019
Material Change Date	Sep. 30, 2024
AssetsNet	$ 27,464,548	$ 27,464,548	$ 27,464,548
Holdings Count | Holding	41	41	41
Advisory Fees Paid, Amount	$ 28,135
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,464,548
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$28,135
Portfolio Turnover	8%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.9%
Utilities	1.1%
Real Estate	1.7%
Materials	1.7%
Communications	1.8%
Consumer Discretionary	5.3%
Industrials	9.8%
Consumer Staples	10.2%
Energy	10.9%
Financials	13.0%
Health Care	13.8%
Technology	29.7%

C000216962
Shareholder Report [Line Items]
Fund Name	Guardian Capital Fundamental Global Equity Fund
Class Name	Institutional Class
Trading Symbol	GFGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Guardian Capital Fundamental Global Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=gfgef?file=Guardian_FGE_Fund_Summary.pdf. You can also request this information by contacting us at (800) 957-0681.
Additional Information Phone Number	(800) 957-0681
Additional Information Website	https://funddocs.filepoint.com/altacapital/?fund=gfgef?file=Guardian_FGE_Fund_Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 19, 2019)
Guardian Capital Fundamental Global Equity Fund - I	21.45%	9.08%
MSCI World Index	32.43%	11.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date			Dec. 19, 2019
Material Change Date	Sep. 30, 2024
AssetsNet	$ 93,353,968	$ 93,353,968	$ 93,353,968
Holdings Count | Holding	26	26	26
Advisory Fees Paid, Amount	$ 604,137
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$93,353,968
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$604,137
Portfolio Turnover	24%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.2%
Materials	5.0%
Industrials	5.3%
Financials	6.5%
Consumer Discretionary	8.5%
Communications	10.7%
Consumer Staples	13.3%
Health Care	22.9%
Technology	26.4%